Earnings per share - Earnings per share (Detail) - EUR (€) € / shares in Units, € in Millions		1 Months Ended			12 Months Ended
	May 08, 2025	May 31, 2025	May 31, 2024	May 31, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Earnings per share [abstract]
Income from continuing operations					€ 901	€ (840)	€ (454)
Income from continuing operations attributable to shareholders					899	(843)	(456)
Income from continuing operations attributable to non-controlling interests					1	3	2
Income from discontinued operations					(4)	142	(10)
Income from discontinued operations attributable to shareholders					(4)	142	(10)
Net income					897	(698)	(463)
Net income attributable to shareholders of Koninklijke Philips N.V.					895	(702)	(466)
Net income attributable to non-controlling interests					€ 1	€ 3	€ 2
Weighted average number of common shares outstanding (after deduction of treasury shares) during the period (in shares)					948,239,009	933,370,814	948,300,672
Plus incremental shares from assumed conversions of:
Shares options (in shares)					238,577	232,965	0
Performance shares (in shares)					9,322,536	4,958,144	2,623,097
Restricted shares (in shares)					4,179,423	3,898,844	2,574,738
Forward contracts to repurchase shares (in shares)					523,617	1,835,048	15,511,844
Dilutive potential common shares (in shares)					14,264,153	10,925,002	20,709,680
Diluted weighted average number of shares (after deduction of treasury shares) during the period (in shares)					962,503,162	933,370,814	948,300,672
Basic earnings per common share attributable to shareholders (in EUR)
Income from continuing operation (in euros per share)					€ 0.95	€ (0.90)	€ (0.48)
Income from discontinued operations (in euros per share)					0	0.15	(0.01)
Basic earnings per common share attributable to shareholders of Koninklijke Philips N.V. - Net income (in euro per share)					0.94	(0.75)	(0.49)
Diluted earnings per common share attributable to shareholders
Income from continuing operations (in euros per share)					0.93	(0.90)	(0.48)
Income from discontinued operations (in euros per share)					0	0.15	(0.01)
Diluted earnings per common share attributable to shareholders of Koninklijke Philips N.V. - Net income (in euro per share)					0.93	(0.75)	(0.49)
Dividends paid, ordinary shares per share (in euros per share)	€ 0.85	€ 0.85	€ 0.85	€ 0.85	€ 0.85	€ 0.85	€ 0.85